Significant Weighted Average Assumptions Used for Estimating Fair Value of Options Issued under Stock Option Plans (Detail) (AVX Corporation)	12 Months Ended
	Mar. 31, 2012 Year	Mar. 31, 2011 Year	Mar. 31, 2010 Year
AVX Corporation
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	6	5	5
Interest rate	1.80%	2.30%	2.40%
Volatility	23.00%	27.00%	27.00%
Expected dividends	1.50%	1.30%	1.70%